Income Tax (Details) $ in Millions	6 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2025 HKD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax [Line Items]
Profit tax rate	8.25%	8.25%
Losses carried forward amount (in Yuan Renminbi)							¥ 5,329,188	¥ 126,579,306
Deferred tax assets (in Yuan Renminbi)									¥ 1,217,929
Preferential tax rate			5.00%	10.00%	5.00%	2.50%
Taxable income			¥ 3,000,000	¥ 1,000,000	¥ 3,000,000	¥ 1,000,000
PRC [Member]
Income Tax [Line Items]
Percentage of domestic and foreign invested enterprises	25.00%	25.00%
Percentage of global income tax rate	25.00%	25.00%
Hong Kong [Member]
Income Tax [Line Items]
Profit tax rate	16.50%	16.50%
Profits tax rate, assessable profits (in Dollars) | $	$ 2	$ 2